Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2020
Convertible Notes
Summary of convertible note liability

	2020 Notes	2016 Notes
Gross proceeds upon issuance	$35,000,000	$38,508,431
Foreign exchange gain	(1,419,753)	—
Face value of convertible note	$33,580,247	$38,508,431
Estimated fair value of embedded derivative	(17,197,994)	(19,771,572)
Transaction costs	(213,575)	(429,723)
Convertible note liability, net	$16,168,678	$18,307,136

Summary of components of the convertible notes

Convertible Notes
Balance, December 31, 2018	$23,433,664
Accretion and interest expense	2,684,458
Interest payments	(18,727)
Foreign exchange adjustments	1,236,979
Balance, December 31, 2019	$27,336,373
Additions	16,168,678
Conversions	(38,674,790)
Accretion and interest expense	3,129,157
Interest payments	(32,521)
Foreign exchange adjustments	1,635,396
Balance, December 31, 2020	$9,562,293